Summary of Significant Accounting Policies (Tables) (Huale Group Co.Limited)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Estimated Useful Lives of Plant and Equipment	The estimated useful lives of the plant and equipment are as follows:
Furniture and fittings	3 years
Office equipment	3 years
Leasehold improvement	42-52 months

The estimated useful lives of the plant and equipment are as follows:

Computer	36 months
Furniture and fittings	36 months
Office equipment	36 months
Leasehold improvement	Shorter of lease term or estimated useful life

Schedule of Foreign Currency Translation
	06302020	06302019
Year end RMB: US$ exchange rate	7.068231	6.87644
Annual average RMB: US$ exchange rate	7.032406	6.61464

	December 31, 2019	December 31, 2018

Year end RMB: US$ exchange rate	6.96676	6.87644
Annual average RMB: US$ exchange rate	6.89955	6.61464

Huale Group Co. Limited [Member]
Schedule of Estimated Useful Lives of Plant and Equipment	The estimated useful lives of the plant and equipment are as follows:
Furniture and fittings	3 years
Office equipment	3 years
Leasehold improvement	42-52 months

Schedule of Foreign Currency Translation
	06302020	06302019
Year end RMB: US$ exchange rate	7.068231	6.87644
Annual average RMB: US$ exchange rate	7.032406	6.61464